Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	£ 743	£ 1,197
Exchange differences	(22)	102
Depreciation charge	(116)	(159)
Additions	134	348
Arising on acquisitions of subsidiaries	178
Disposals and transfers	(128)	(745)
Property, plant and equipment at end of period	789	743	£ 1,197
Capital expenditures	134	348	256
Operating segments | UK and Europe
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	369
Property, plant and equipment at end of period	447	369
Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	247
Property, plant and equipment at end of period	214	247
Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	124
Property, plant and equipment at end of period	125	124
Unallocated to a segment (other operations)
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	3
Property, plant and equipment at end of period	3	3
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	351	411
Exchange differences	(8)	50
Depreciation charge	(22)	(15)
Additions	17	15
Disposals and transfers	(43)	(110)
Property, plant and equipment at end of period	295	351	411
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	392	786
Exchange differences	(14)	52
Depreciation charge	(94)	(144)
Additions	117	333
Arising on acquisitions of subsidiaries	178
Disposals and transfers	(85)	(635)
Property, plant and equipment at end of period	494	392	786
Capital expenditures	117	333
Tangible assets | Operating segments | UK and Europe
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	41	251
Tangible assets | Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	19	18
Tangible assets | Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	55	62
Tangible assets | Unallocated to a segment (other operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	2	2
Tangible assets | With-profits
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	247
Property, plant and equipment at end of period	360	247
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	1,516	1,867
Property, plant and equipment at end of period	1,408	1,516	1,867
Cost/Gross amount | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	439	480
Property, plant and equipment at end of period	367	439	480
Cost/Gross amount | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	1,077	1,387
Property, plant and equipment at end of period	1,041	1,077	1,387
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(773)	(670)
Property, plant and equipment at end of period	(619)	(773)	(670)
Accumulated depreciation | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(88)	(69)
Property, plant and equipment at end of period	(72)	(88)	(69)
Accumulated depreciation | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(685)	(601)
Property, plant and equipment at end of period	£ (547)	£ (685)	£ (601)